18630 Crosstimber

San Antonio, TX 78258

281-702-2137 (P)

866-862-1719 (F)

February 1 2017

VIA EDGAR

Mr. Jay Williamson

US Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, NW

Washington, DC 20549

Re:	American Pension Investors Trust Preliminary Proxy Statement

File Nos. 811-04262 and 002-96538

Dear Mr. Williamson:

On behalf of American Pension Investors Trust (the “Trust”), transmitted herewith for filing pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 (the “1934 Act”) is Registrant’s Definitive Proxy Statement which will be used in connection with a special meeting of the shareholders of the Yorktown Mid Cap Fund (the “Fund”), a separate series of the Trust, to be held on Monday, February 13, 2017 (the “Special Meeting”). This Preliminary Proxy Statement consists of a notice of meeting, the proxy statement and form of proxy. This information, including the Proxy Statement, will be mailed to the Trust’s shareholders on or about February 1, 2017.

The matters to be considered at the Special Meeting will be:

1.	Approval of a new investment sub-advisory agreement with Poplar Forest Capital, LLC on behalf of the Yorktown Mid Cap Fund; and

2.	Such other business as may properly arise at the meeting.

On January 25, 2017, you provided comments relating to the Trust’s Preliminary Proxy, filed on January 20, 2017. this Definitive Proxy includes data missing from the Preliminary Proxy and addresses your comments. Specifically:

•	You asked the Trust to confirm that the timeline from filing to date of shareholder meeting complies with State law requirements. The Trust is a Massachusetts business trust and its By-Laws provide that notice of the special meeting shall be deposited in the United States mail at least ten days before the date of the meeting. As you will note, the date of the shareholder meeting has beed moved from February 9, 2017 to February 13, 2017. Accordingly, assuming this Defeinitive Proxy is filed and mailed on or before February 2, 2017, sufficient notice will have been given under State law.

•	You asked the Trust to provide information relating to how shareholders would receive and have time to review the proxy prior to the shareholder meeting, given the short time line. There were a total of approximately 1,496,604 share outstanding in the Fund as of January 18, 2017. As you will note from the table in this Definitive Proxy listing 5%+ shareholders, seven shareholders hold a total of approximately 1,425,860 shares, or roughly 95.3% of the Fund’s outstanding shares. There are less than 20 shareholders in this Fund. All shareholders will receive a copy of the proxy via first class mail. The largest 5%+ shareholders are officers of the Fund’s Adviser or are clients of the Adviser. The Adviser has participated in the creation of this Proxy and will be voting in favor of the proposals.

•	You asked if Poplar Forest Capital, LLC utilized a different investment style than the Fund’s former sub-adviser and if so, address those differences. You also asked the Trust to address any changes to the Fund’s risk profile. The following additional disclosure has been added to the beginning of the first paragraph under the heading, “Proposed Principal Investment Strategies under Poplar”:

Poplar Forest Capital, LLC is a value manager, whereas the Fund’s prior sub-adviser managed the Fund under both a growth and value mandate, with asset allocations being made by the Fund’s Adviser. If Poplar is approved as the Fund’s new Sub-Adviser, the Fund will be managed in a pure Value style and no allocations between value and growth will be necessary. As a result, the Fund’s investment strategies will change as described in the next paragraph. The Fund’s risk profile with respect to growth investing will no longer be in effect. The risk profile with respect to value investing will remain unchanged.

•	In the same section, you asked if the reference to 75% investing was in order to comply with the Fund Name Rule. If so, please adjust the percentage to comply with the Rule. The percentage has been changed to 80%.

•	In the last paragraph of that same section, you asked if investing in 25 to 35 companies was a material change from prior management. It is not. The previous manager held relatively few securities in its value component.

•	You noted that in the discussion of Investment Management Structure, the proxy noted that Blair had resigned “in the course of performance discussions...” That language was a error on my part. Blair did not resign as a result of performance issues. The offending language has been removed from the proxy.

•	In the second paragraph of the Section, “Board Considerations”, you asked for additional disclosure relating to the statement that Mr. Basten and Mr. Harvey had known each other for over 25 years. You also asked that any material relationships between the tow men be disclosed. The Trust has added the following additional disclosure to that paragraph:

At the Board’s meeting on January 27, 2017, Mr. Harvey discussed his relationship with Mr. Basten and stated that Mr. Basten had been his first broker when he was still a teenager, had been his initial mentor and introduction into the financial industry, and had remained a friend since that time. In answer to a question from the Board, Mr. Harvey and Mr. Basten each represented that there were no material relationships between themselves or any entity with whom they were associated, other then the relationship being contemplated by the Board with respect to the sub-advisory agreement.

•	You asked that additional disclosure be provided with respect to the factors considered by the Board and specific information reviewed by the Board. The Trust has added the following additional disclosure:

The Board reviewed the firm’s SEC required disclosure documents, its performance history with resect to other funds and clients managed by Poplar, Poplar’s responses to a detailed questionnaire prepared by legal counsel to the Trust and Independent Trustees, a memo from legal counsel describing the duties of a Board with respect to approving advisory agreements, and the presentations of Poplar personnel.

….......

The Board did not have any negative items of discussion, and there were no other alternatives to Poplar under consideration.

•	You asked that the indemnification language in the Sub-Advisory Agreement Section be amended to match the language in the proposed contract. That change has been made.

•	You noted that the proposed Sub-Advisory Agreement references the Small Cap fund, not the Mid Cap Fund. That error has been corrected.

•	Lastly, a form of proxy card has been provided.

Please direct all questions or comments regarding the foregoing to me at 281-702-2137. Thank you for your consideration.

Sincerely,

DAVID D. JONES, Esq.

CONFORMED SUBMISSION TYPE:	14ADEF
PUBLIC DOCUMENT COUNT:
CONFORMED PERIOD OF REPORT:
FILED AS OF DATE:	20170201
SROS:	NONE

FILER:

COMPANY DATA:
COMPANY CONFORMED NAME:	AMERICAN PENSION INVESTORS TRUST
CENTRAL INDEX KEY:
STANDARD INDUSTRIAL CLASSIFICATION:	UNKNOWN SIC - 0000 [0000]
IRS NUMBER:
STATE OF INCORPORATION:	MA
FISCAL YEAR END:	01/31

FILING VALUES:
FORM TYPE:	14APRE
SEC ACT:	1933 ACT
SEC FILE NUMBER:	002-96538
FILM NUMBER:

BUSINESS ADDRESS:
STREET 1:	2303 YORKTOWN AVENUE
CITY:	LYNCHBURG
STATE:	VIRGINIA
ZIP:	24501
BUSINESS PHONE:	434-846-1361

FORMER COMPANY:
FORMER CONFORMED NAME:	NONE
DATE OF NAME CHANGE:	NOT APPLICABLE